Subordinated Debt - Summary of Group's Liabilities Arising from Financing Activities (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt securities issued	₸ 51,050	₸ 99,468	₸ 140,378
Financing cash flows	(48,769)	(41,261)
Changes in amortized cost	351	351
Subordinated Debt Securities [Member]
Disclosure of detailed information about borrowings [line items]
Debt securities issued	62,416	62,369	₸ 67,608
Financing cash flows		(5,300)
Changes in amortized cost	₸ 47	₸ 61